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                                                   [PHOTO OF EARTH APPEARS HERE]



Semiannual Report February 28, 1998


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                                  EATON VANCE
                                   WORLDWIDE
                                    HEALTH
                                 SCIENCES FUND



                     Global Management-Global Distribution


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

Eaton Vance Worldwide Health Sciences Fund as of February 28, 1998

INVESTMENT UPDATE

[PHOTO OF SAMUEL D. ISALY APPEARS HERE]

Samuel D. Isaly,
Portfolio Manager


Investment Environment
--------------------------------------------------------------------------------

The Drug and Biotech Sectors

 . With the recent Asian economic downturn prompting downward earnings revisions for the technology, basic materials, consumer durables, and energy sectors, drug stocks have regained favor with investors in recent months. The sector has been further boosted by renewed merger speculation.

 . In November, President Clinton signed legislation that streamlines the FDA approval process for new drugs. Reforms in the new law will reduce bureaucratic delays in product development and improve access of seriously ill patients to experimental drug treatments.

 . Biotech stocks had a difficult year in 1997, punctuated by disappointing clinical results and a heavy supply of initial public offerings. However, to date in 1998, the biotech sector has mounted a strong recovery, as investors have targeted companies with improved revenue growth and a stream of new products.


The Fund
--------------------------------------------------------------------------------

  Performance for the Past Six Months

 . The Fund's Class A shares had a total return of 5.4% during the six months ended February 28, 1998./1/ This return resulted from an increase in net asset value per share (NAV) to $15.74 on February 28, 1998 from $14.93 on August 31, 1997.

 . The Fund's Class B shares had a total return of 5.1% during the six months ended February 28, 1998./1/ This return resulted from an increase in NAV to $12.28 on February 28, 1998 from $11.68 on August 31, 1997.

 . The Fund's Class C shares had a total return of 6.4% during the period ended
  February 28, 1998./1/ This return resulted from an increase in NAV to $10.64 on February 28, 1998 from $10.00 on January 5, 1998.

Management Discussion

 . The Portfolio's largest holding at February 28 was Centocor, Inc. The company's ReoPro drug is used to increase the size of blood vessels during angioplasty surgery and is marketed through drug giant Eli Lilly. Centocor has also developed in vitro diagnostics to test for breast and ovarian cancers. The company registered sales growth in excess of 48% in 1997.

 . Another large biotech holding, Agouron Pharmaceuticals, Inc., has created a series of drugs called protease inhibitors, which have been deployed in the fight against HIV. While these drugs do not kill the virus, they inhibit the production of key enzymes, thus limiting the virus's ability to replicate.

 . Among major North American holdings, Warner-Lambert has been a very strong performer. In the crowded field of cholesterol-lowering agents, Warner's Lipitor has achieved higher efficacy rates than its older competitors. Lipitor alone is expected to achieve more than $1 billion in sales in 1998.

 . Among large European drug companies, the Portfolio added Astra AB, a Swedish pharmaceutical company. Astra has been especially successful with its Pulmicort anti-asthma drug and its Turbohaler delivery system, as well as Prilosec, a gastrointestinal treatment. Astra ranks among the top global pharmaceutical companies and has increasingly become the subject of merger speculation.

 . The Portfolio recently added Human Genome Sciences, Inc., a smaller
  Maryland-based biotech company. HGS performs genetic research used in creating new biotech products. The company has filed several hundred patent applications describing human genes and their potential applications. HGS has established licensing arrangements with several large pharmaceutical companies, including SmithKline Beecham.

--------------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Fund Information
as of February 28, 1998



Performance/2/                        Class A         Class B       Class C
--------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                               10.7%           10.3%          N.A.
Five Years                             23.0             N.A.          N.A.
Ten Years                              18.8             N.A.          N.A.
Life of Fund+                          17.1            15.5           6.4%

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                4.4%            5.3%          N.A.%
Five Years                             21.6            N.A.           N.A.
Ten Years                              18.1            N.A.           N.A.
Life of Fund+                          16.6            12.2           5.4%

+ Inception date: Class A: (7/26/85); Class B: (9/23/96); Class C: (1/5/98)


Ten Largest Holdings/3/ By total net assets
--------------------------------------------------------------------------------
Altana                                                                4.9%
Novartis                                                              4.1
Pharmacia & Upjohn, Inc.                                              4.1
Swiss Serum Institute                                                 4.1
Sanofi SA                                                             4.0
Genzyme Corp.                                                         3.8
Centocor, Inc.                                                        3.7
Agouron Pharmaceuticals, Inc.                                         3.6
Incyte Pharmaceuticals, Inc.                                          3.5
Vertex Pharmaceuticals, Inc.                                          3.5


/1/ These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for the Fund's Class B and Class C shares. /2/ Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. SEC average annual returns for Class A reflect a sales charge as noted; for Class B, returns reflect applicable CDSC based on the following schedule: 5%-1st and 2nd years; 4%-3rd year; 3%-4th year; 2%-5th year; 1%-6th year; for Class C, returns reflect 1% CDSC. /3/ Based on market value as of 2/28/98. Ten largest holdings represent 39.3% of the Portfolio's investments. Holdings are subject to change.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Eaton Vance Worldwide Health Sciences Fund as of February 28, 1998

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities


As of February 28, 1998
Assets
--------------------------------------------------------------------------------
Investment in Worldwide Health Sciences Portfolio,
    at value (identified cost, $168,169,134)                   $193,861,078
Receivable for Fund shares sold                                     616,884
Other receivables                                                    32,615
Deferred organization expenses (Note 1D)                             30,114
--------------------------------------------------------------------------------
Total assets                                                   $194,540,691
--------------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------------
Payable for Fund shares redeemed                               $    819,123
Payable to affiliate for Trustees' fees (Note 3)                        548
Accrued expenses                                                     88,024
--------------------------------------------------------------------------------
Total liabilities                                              $    907,695
--------------------------------------------------------------------------------
Net Assets                                                     $193,632,996
--------------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------------
Paid-in capital                                                $163,710,676
Accumulated net realized gain on investments from
    Portfolio (computed on basis of identified cost)              5,702,079
Accumulated net investment loss                                  (1,471,703)
Net unrealized appreciation of investments from
    Portfolio (computed on basis of identified cost)             25,691,944
--------------------------------------------------------------------------------
Total                                                          $193,632,996
--------------------------------------------------------------------------------


Class A Shares
--------------------------------------------------------------------------------
Net Assets                                                     $ 98,582,612
Shares Outstanding                                                6,262,620
Net Asset Value and Redemption Price Per Share
    (Net assets/shares of beneficial interest
    outstanding)                                               $      15.74
Offering Price Per Share
    (100/94.25 of net asset value per share)                   $      16.70
--------------------------------------------------------------------------------


Class B Shares
--------------------------------------------------------------------------------
Net Assets                                                     $ 94,014,552
Shares Outstanding                                                7,656,730
Net Asset Value, Offering Price and Redemption Price
    Per Share (Note 6)
    (Net assets/shares of beneficial interest outstanding)     $      12.28
--------------------------------------------------------------------------------


Class C Shares
--------------------------------------------------------------------------------
Net Assets                                                     $  1,035,832
Shares Outstanding                                                   97,333
Net Asset Value, Offering Price and Redemption Price
    Per Share (Note 6)
    (Net assets/shares of beneficial interest outstanding)     $      10.64
--------------------------------------------------------------------------------
On sales of $50,000 or more, the offering price of Class A shares is reduced.


Statement of Operations

For the Six Months Ended
February 28, 1998
Investment Income (Note 1B)
--------------------------------------------------------------------------------
Dividend income allocated from Portfolio
    (net of foreign taxes, $15,682)                            $    201,703
Expenses allocated from Portfolio                                  (809,034)
--------------------------------------------------------------------------------
Net investment loss from Portfolio                             $   (607,331)
--------------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------------
Management fee (Note 3)                                        $    219,099
Compensation of Trustees not members of the
    Manager's organization (Note 3)                                   1,112
Custodian fee                                                           106
Distribution and service fees (Note 5)
    Class A                                                         116,245
    Class B                                                         342,121
    Class C                                                             556
Transfer and dividend disbursing agent fees                         125,837
Printing and postage                                                 16,800
Legal and accounting services                                         9,550
Registration fees                                                    28,978
Amortization of organization expenses (Note 1D)                       3,968
--------------------------------------------------------------------------------
Total expenses                                                 $    864,372
--------------------------------------------------------------------------------


Net investment loss                                            $ (1,471,703)
--------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) from Portfolio
--------------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)            $  5,792,179
    Foreign currency transactions                                   (90,100)
--------------------------------------------------------------------------------
Net realized gain on investment transactions                   $  5,702,079
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments                                                $  3,688,690
    Financial futures contracts                                       2,197
    Foreign currency                                                 (2,553)
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
    of investments                                             $  3,688,334
--------------------------------------------------------------------------------

Net realized and unrealized gain on investments                $  9,390,413
--------------------------------------------------------------------------------

Net increase in net assets from operations                     $  7,918,710
--------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Worldwide Health Sciences Fund as of February 28, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


                                  Six Months Ended
Increase (Decrease)               February 28, 1998       Year Ended
in Net Assets                     (Unaudited)             August 31, 1997
--------------------------------------------------------------------------------

From operations --
    Net investment loss               $  (1,471,703)        $ (1,087,131)
    Net realized gain on
        investment transactions           5,702,079            1,797,036
    Net change in unrealized
        appreciation (depreciation)
        of investments                    3,688,334            9,599,183
--------------------------------------------------------------------------------

Net increase in net assets
    from operations                   $   7,918,710         $ 10,309,088
--------------------------------------------------------------------------------

Distributions to shareholders (Note 2)--
    From net realized gain
        Class A                       $          --         $ (4,230,217)
--------------------------------------------------------------------------------
Total distributions to shareholders   $          --         $ (4,230,217)
--------------------------------------------------------------------------------

Transactions in shares of beneficial interest
 (Note 4)--
    Proceeds from sale of shares
        Class A                       $  20,294,469         $ 50,014,627
        Class B                          31,537,283                   --
        Class C                           1,018,219                   --
    Net asset value of shares issued
        to shareholders in payment
        of distributions declared
        Class A                                  --            3,802,439
    Cost of shares redeemed
        Class A                         (14,773,204)         (26,562,560)
        Class B                          (5,375,547)                  --

--------------------------------------------------------------------------------
Net increase in net assets from
    Fund share transactions           $  32,701,220         $ 27,254,506
--------------------------------------------------------------------------------

Contribution from EV Marathon
    Worldwide Health Sciences Fund    $  64,663,847         $         --
--------------------------------------------------------------------------------


Net increase in net assets            $ 105,283,777         $ 33,333,377
--------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------
At beginning of period                $  88,349,219         $ 55,015,842
--------------------------------------------------------------------------------
At end of period                      $ 193,632,996         $ 88,349,219
--------------------------------------------------------------------------------


Accumulated
net investment loss
included in net assets
--------------------------------------------------------------------------------

At end of period                      $  (1,471,703)        $         --
--------------------------------------------------------------------------------


                       See notes to financial statements

Eaton Vance Worldwide Health Sciences Fund as of February 28, 1998

FINANCIAL STATEMENTS CONT'D

Financial Highlights

                                                       Six Months Ended
                                                       February 28, 1998
                                                       (Unaudited)
                                             Class A       Class B         Class C*
-------------------------------------------------------------------------------------
Net asset value -- Beginning of period       $ 14.930      $ 11.680        $ 10.000
-------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------
Net investment loss                          $ (0.105)     $ (0.106)       $ (0.013)
Net realized and unrealized gain on
    investments                                 0.915         0.706           0.653
-------------------------------------------------------------------------------------
Total income from operations                 $  0.810      $  0.600        $  0.640
-------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------
From net realized gain on investments        $     --      $     --        $     --
-------------------------------------------------------------------------------------
Total distributions                          $     --      $     --        $     --
-------------------------------------------------------------------------------------

Net asset value -- End of period             $ 15.740      $ 12.280        $ 10.640
-------------------------------------------------------------------------------------

Total Return (1)                                 5.42%         5.14%           6.40%
-------------------------------------------------------------------------------------

Ratios/Supplemental Data+
-------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)    $ 98,583      $ 94,015        $  1,036
Ratio of net expenses to average net
    assets (2)                                   1.84%+        2.43%+          2.45%+
Ratio of net expenses to average net
    assets after custodian
    fee reduction(2)(3)                          1.63%+        2.22%+          2.24%+
Ratio of net investment loss to average
    net assets                                  (1.40)%+      (2.00)%+        (2.19)%+
Portfolio Turnover (4)                             --            --              --
-------------------------------------------------------------------------------------
Average commission rate (5)                  $     --      $     --        $     --
-------------------------------------------------------------------------------------

                                                                 Year Ended August 31,
                                             --------------------------------------------------------------
                                               1997         1996         1995         1994        1993
                                             --------------------------------------------------------------
                                             Class A       Class A      Class A      Class A     Class A
-----------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period       $  13.540    $  11.710    $   9.150    $   9.640    $  8.970
-----------------------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------------------
Net investment loss                          $  (0.133)   $  (0.230)   $  (0.170)   $  (0.160)   $ (0.130)
Net realized and unrealized gain on
    investments                                  1.818        3.460        3.410        0.430       1.860
-----------------------------------------------------------------------------------------------------------
Total income from operations                 $   1.685    $   3.230    $   3.240    $   0.270    $  1.730
-----------------------------------------------------------------------------------------------------------
Less distributions
-----------------------------------------------------------------------------------------------------------
From net realized gain on investments        $  (0.295)   $  (1.400)   $  (0.680)   $  (0.760)   $ (1.060)
-----------------------------------------------------------------------------------------------------------
Total distributions                          $  (0.295)   $  (1.400)   $  (0.680)   $  (0.760)   $ (1.060)
-----------------------------------------------------------------------------------------------------------

Net asset value -- End of period             $  14.930    $  13.540    $  11.710    $   9.150    $  9.640
-----------------------------------------------------------------------------------------------------------

Total Return (1)                                 17.67%       31.04%       38.13%        2.69%      21.37%
-----------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
-----------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)    $  88,349    $  55,016    $  17,690    $  13,231    $ 10,223
Ratio of net expenses to average net
    assets (2)                                    2.07%        2.21%        2.44%        2.50%       2.50%
Ratio of net expenses to average net
    assets after custodian
    fee reduction(2)(3)                           2.00%          --           --           --          --
Ratio of net investment loss to average
    net assets                                   (1.60)%      (1.81)%      (1.80)%      (1.65)%     (1.53)%
Portfolio Turnover (4)                              --           66%          45%          49%         77%
-----------------------------------------------------------------------------------------------------------
Average commission rate (5)                  $      --    $  0.0864    $      --    $      --    $     --
-----------------------------------------------------------------------------------------------------------
+   The operating expenses of the Fund and the Portfolio may reflect a reduction of the Investment Adviser fee, an allocation of expenses to the
    Manager/Administrator, or both. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of average daily net assets):
    Expenses (2)                                  2.29%          --           --         2.67%       2.87%
    Expenses after custodian fee
        reduction (2)(3)                          2.22%          --           --           --          --
    Net investment loss                          (1.82)%         --           --        (1.82)%     (1.90)%
Net investment loss per share                $  (0.151)          --           --           --          --
-----------------------------------------------------------------------------------------------------------

+   Annualized.
* For the period from the start of business, January 5, 1998, to February 28, 1998.
(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the ex-dividend date. Total return is not computed on an annualized basis.
(2) Includes the Fund's share of its corresponding Portfolio's allocated expenses subsequent to September 1, 1996.
(3) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
(4) Portfolio Turnover represents the rate of portfolio activity for the period while the Trust was making investments directly in securities. The portfolio turnover rate for the period since the Trust transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.
(5) Average commission rate (per share of security) as required by amended disclosure requirements effective September 1, 1995. Average commission rate for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.


                       See notes to financial statements

Eaton Vance Worldwide Health Sciences Fund as of February 28, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited)




1   Significant Accounting Policies
    ----------------------------------------------------------------------------
    Eaton Vance Worldwide Health Sciences Fund (the Fund) is a diversified, open-end management investment company. The Fund offers three classes of shares. Class A shares are sold subject to a sales charge imposed at the time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). All classes of shares have equal rights to assets and voting privileges. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in Worldwide Health Sciences Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at February 28, 1998). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

    The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

    A Investment Valuations -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

    B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

    C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its net investment income, if any, and any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

    D Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization are being amortized on the straight-line basis over five years.

    E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses on the Statement of Operations.

    F Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

    G Other -- Investment transactions are accounted for on a trade date basis.

    H Interim Financial Statements -- The interim financial statements relating to February 28, 1998 and for the six month period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.


2   Distributions to Shareholders
    ----------------------------------------------------------------------------
    It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the investment income allocated to the Fund by the Portfolio, less the Fund's direct and allocated expenses and at least one distribution annually of all or substantially all of the net realized capital gain (reduced by any available capital loss carryforwards from prior years) allocated by the Portfolio to the Fund, if any. Shareholders may reinvest all distributions in shares of the Fund at the per share net asset value as of the close of business on the ex-dividend date.

Eaton Vance Worldwide Health Sciences Fund as of February 28, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D



    The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.


3   Management Fee and Other Transactions with Affiliates
    ----------------------------------------------------------------------------
    The management fee is earned by Eaton Vance Management (EVM) as compensation for management and administration of the business affairs of the Fund.
    The fee is based on a percentage of average daily net assets. For the six months ended February 28, 1998, the fee was equivalent to 0.25% (annualized) of the Fund's average daily net assets for such period and amounted to $219,099. EVM has agreed that through August 31, 1999, if the annual aggregate expenses of the Class A shares (excluding extraordinary expenses) exceed 2.00% of average daily net assets, then EVM will reduce its fees and take other actions to the extent required to reduce the expenses. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such management fee. Certain officers and Trustees of the Fund and the Portfolio are officers and Trustees of the above organizations. In addition, administrative fees are paid by the Portfolio to EVM. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in the report.


4   Shares of Beneficial Interest
    ----------------------------------------------------------------------------
    The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different classes. Transactions in shares of beneficial interest were as follows:


                           Six Months Ended
                           February 28, 1998            Year Ended
    Class A                (Unaudited)                  August 31, 1997
    ----------------------------------------------------------------------------

    Shares sold                    1,286,950                  3,479,728

    Shares issued
      to shareholders
      in reinvestment
      of distributions                    --                     274,867

    Shares redeemed                 (941,894)                (1,900,964)
    ----------------------------------------------------------------------------

    Net Increase                     345,056                 11,853,631
    ----------------------------------------------------------------------------


                                                      Six Months Ended
                                                      February 28, 1998
    Class B                                           (Unaudited)
    ----------------------------------------------------------------------------

    Sales                                                     2,577,101
    Issued to shareholders electing to receive
      payment of distribution in Fund shares                         --

    Redemptions                                                (456,763)

    Issued to EV Marathon Worldwide Health Sciences
      Fund Shareholders                                       5,536,392
    ----------------------------------------------------------------------------

    Net increase                                              7,656,730
    ----------------------------------------------------------------------------

                                                      For the period
                                                      from January
                                                      9, 1998 to
                                                      February 28, 1998
    Class C                                           (Unaudited)
    ----------------------------------------------------------------------------
    Sales                                                        97,333

    Issued to shareholders electing to receive
      payment of distribution in Fund shares                         --

    Redemptions                                                      --
    ----------------------------------------------------------------------------

    Net increase                                                 97,333
    ----------------------------------------------------------------------------


5   Distribution Plans
    ----------------------------------------------------------------------------
    Each Class of the Fund has adopted a distribution plan (the Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plans require that the Class A shares will pay a monthly distribution fee to the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), in an

Eaton Vance Worldwide Health Sciences Fund as of February 28, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


    amount equal to 0.25% on an annual basis of the average daily net assets attributable to Class A shares. EVD may pay up to the entire amount of the Class A distribution fee to Authorized Firms for providing personal services to shareholders. For the six months ended February 28, 1998, the Class A shares paid or accrued $116,245 to or payable to EVD. The Plans require the Class B and Class C shares to pay EVD amounts equal to 1/365 of 0.75% of the average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to each class. Each class will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) distribution fees calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Classes paid or accrued $301,871 and $419 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended February 28, 1998, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares, respectively. At February 28, 1998, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $4,011,000 and $63,600 for Class B and Class C shares respectively.

    In addition, the Plans authorize the Class B and Class C shares to make payments of service fees to the Principal Underwriter, Authorized Firms and other persons in amounts not exceeding 0.25% of the average daily net assets attributable to Class B and Class C shares for each fiscal year. The Trustees have initially implemented the Plans by authorizing each class to make quarterly payments of service fees to the Principal Underwriter and Authorized Firms in amounts not expected to exceed 0.25% per annum of the average daily net assets attributable to Class B and Class C shares based on the value of class shares sold by such persons and remaining outstanding for at least one year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended February 28, 1998 amounted to $40,250 and $137 for Class B and Class C shares, respectively.


6   Contingent Deferred Sales Charge
    ----------------------------------------------------------------------------
    A contingent deferred sales charge (CDSC) is imposed on any redemption of Class B shares made within six years of purchase. A CDSC is imposed on certain Class C shares redeemed within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Class' Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $99,500 of CDSC paid by shareholders for Class B shares for the six months ended February 28, 1998.
    EVD did not receive any CDSC from shareholders for Class C shares.


7   Investment Transactions
    ----------------------------------------------------------------------------
    Increases and decreases in the Fund's investment in the Portfolio for the six months ended February 28, 1998 aggregated $52,722,895 and $20,243,877.


8   Transfer of Net Assets
    ----------------------------------------------------------------------------
    On September 1, 1997, EV Traditional Worldwide Health Sciences Fund, Inc. acquired the net assets of EV Marathon Worldwide Health Sciences Fund pursuant to an Agreement and Plan of Reorganization dated June 23, 1997. In accordance with the agreement, the Fund at the closing, issued 5,536,392 Class B shares with an aggregate value of $64,663,847 (including unrealized appreciation of $3,351,226) and a net asset value per share of $11.68. The transaction was structured for tax purposes to qualify as a tax free reorganization under the Internal Revenue Code. Directly after the merger, the combined net assets of the Fund were $153,013,066, with net asset values of $14.93 and $11.68 for Class A shares and Class B shares, respectively.

Eaton Vance Worldwide Health Sciences Fund as of February 28, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


9    Name Change
     ---------------------------------------------------------------------------
     Effective September 1, 1997, EV Traditional Worldwide Health Sciences Fund, Inc. changed its name to Eaton Vance Worldwide Health Sciences Fund.

Worldwide Health Sciences Portfolio as of February 28, 1998

PORTFOLIO OF INVESTMENTS (Unaudited)

(Expressed in United States Dollars)


Common Stocks and Warrants-- 96.80%

                                                                   Percentage of
Security                            Shares        Value            Net Assets
--------------------------------------------------------------------------------

Major Capitalization - Europe -- 18.79%
--------------------------------------------------------------------------------
Altana                              119,900   $  9,584,332            4.94%
Ares-Serono                           3,350      5,023,002            2.59%
Astra AB Class A                    300,000      6,057,386            3.12%
Novartis                              4,400      8,020,459            4.13%
Sanofi SA                            68,700      7,791,356            4.01%
--------------------------------------------------------------------------------
                                              $ 36,476,535           18.79%
--------------------------------------------------------------------------------

Major Capitalization - Far East -- 10.51%
--------------------------------------------------------------------------------
Banyu Pharmaceutical Co.            307,000   $  4,017,209            2.07%
Eisai Co., Ltd.                     375,000      6,572,426            3.39%
Fujisawa Pharmaceutical             600,000      6,043,063            3.11%
Sankyo Co., Ltd.                    140,000      3,763,829            1.94%
--------------------------------------------------------------------------------
                                              $ 20,396,527           10.51%
--------------------------------------------------------------------------------

Major Capitalization - North America -- 24.63%
--------------------------------------------------------------------------------
Biochem Pharma, Inc.                250,000   $  5,609,375            2.89%
Biogen, Inc.*                       150,000      6,618,750            3.41%
Centocor, Inc.*                     200,000      7,212,500            3.72%
Genzyme Corp.*                      250,000      7,390,625            3.81%
Immunex Corp.*                      100,000      5,912,500            3.05%
Merck & Co., Inc.                    25,000      3,189,063            1.64%
Pharmacia & Upjohn, Inc.*           200,000      7,912,499            4.08%
Warner-Lambert Co.                   27,000      3,948,750            2.03%
--------------------------------------------------------------------------------
                                              $ 47,794,062           24.63%
--------------------------------------------------------------------------------

Specialty Capitalization - Europe -- 6.83%
--------------------------------------------------------------------------------
Cambridge Antibody
Technology, Ltd.                    521,040   $  3,348,625            1.73%
Cambridge Antibody
Technology, Ltd. - Warrants*/(a)/    15,500         24,112            0.01%
Celltech Group, PLC*                375,000      1,853,888            0.95%
Ethical Holdings ADR*               150,000        150,000            0.08%
Swiss Serum Institute*                  420      7,871,869            4.06%
--------------------------------------------------------------------------------
                                              $ 13,248,494            6.83%
--------------------------------------------------------------------------------

Specialty Capitalization - Far East -- 6.36%
--------------------------------------------------------------------------------
Amrad Corp., Ltd.*                1,110,658   $  1,959,167            1.01%
Biota Holdings, Ltd.*             1,100,000      2,910,551            1.50%
Biota Holdings, Ltd. -
Warrants*/(a)/                       78,738        129,917            0.07%
Rohto Pharmaceutical                500,000      4,044,570            2.08%
Teikoku Hormone Manufacturing       550,000      3,293,152            1.70%
--------------------------------------------------------------------------------
                                              $ 12,337,357            6.36%
--------------------------------------------------------------------------------

Specialty Capitalization - North America -- 29.68%
--------------------------------------------------------------------------------
Agouron Pharmaceuticals, Inc.*      190,000   $  7,006,250            3.61%
Alexion Pharmaceuticals, Inc.*      270,000      3,611,250            1.86%
Aviron*                             125,000      3,140,625            1.62%
Axys Pharmaceuticals, Inc.*         250,000      2,125,000            1.09%
CytoTherapeutics, Inc.*             335,000      1,172,500            0.60%
Gilead Sciences, Inc.*              170,000      6,088,125            3.14%
Human Genome Sciences, Inc.*        100,000      4,250,000            2.19%
Incyte Pharmaceuticals, Inc.*       150,000      6,825,000            3.52%
Lynx Therapeutics, Inc.*            110,300      1,640,713            0.85%
Millennium Pharmaceuticals*         250,000      5,031,250            2.59%
Neurocrine BioScience, Inc.         130,000      1,072,500            0.55%
Pharmacopeia, Inc.*                 175,000      3,325,000            1.71%
Premier Research Worldwide*         235,000      1,762,500            0.91%
SangStat Medical Corp.*             125,000      3,828,125            1.97%
Vertex Pharmaceuticals, Inc.*       180,000      6,727,500            3.47%
--------------------------------------------------------------------------------
                                              $ 57,606,338           29.68%
--------------------------------------------------------------------------------

Total Common Stocks and Warrants
  (identified cost $162,152,999)              $187,859,313
--------------------------------------------------------------------------------

                       See notes to financial statements

Worldwide Health Sciences Portfolio as of February 28, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

(Expressed in United States Dollars)


Preferred Stocks -- 3.76%

                                                                 Percentage of
Security                           Shares       Value            Net Assets
--------------------------------------------------------------------------------

Specialty Capitalization - North America -- 3.76%
--------------------------------------------------------------------------------
Abgenix, Inc./(a)(b)/              276,923   $  1,800,000            0.93%
Ontogeny, Inc./(a)(b)/             600,000      1,500,000            0.77%
Orchid Biocomputer, Inc./(a)(b)/   180,180      1,999,998            1.03%
Tularik, Inc.*/(a)(b)/             200,000      2,000,000            1.03%
--------------------------------------------------------------------------------
                                             $  7,299,998            3.76%
--------------------------------------------------------------------------------

Total Preferred Stocks
  (identified cost $7,299,998)               $  7,299,998
--------------------------------------------------------------------------------

Total Investments
  (identified cost $169,452,997)             $195,159,311          100.56%
--------------------------------------------------------------------------------

Other Assets, Less Liabilities               $ (1,091,255)          (0.56)%
--------------------------------------------------------------------------------

Net Assets                                   $194,068,056          100.00%
--------------------------------------------------------------------------------
*     Non-income producing security.
/(a)/ Restricted Security (Note 7)
/(b)/ Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.


                       See notes to financial statements

Worldwide Health Sciences Portfolio as of February 28, 1998

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities




As of February 28, 1998
(Expressed in United States Dollars)
Assets
--------------------------------------------------------------------------------
Investments, at value (Note 1A)
    (identified cost, $169,452,997)                         $195,159,311
Cash                                                                 243
Dividends receivable                                              12,960
Deferred organization expenses (Note 1E)                           9,435
--------------------------------------------------------------------------------
Total assets                                                $195,181,949
--------------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------------
Demand note payable (Note 6)                                $  1,094,000
Payable to affiliate for Trustees' fees (Note 2)                   1,122
Accrued expenses                                                  18,771
--------------------------------------------------------------------------------
Total liabilities                                           $  1,113,893
--------------------------------------------------------------------------------
Net Assets applicable to investors' interest in
    Portfolio                                               $194,068,056
--------------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------------
Net proceeds from capital contributions and
    withdrawals                                             $168,361,742
Net unrealized appreciation of investments (computed
    on the basis of identified cost)                          25,706,314
--------------------------------------------------------------------------------
Total                                                       $194,068,056
--------------------------------------------------------------------------------


Statement of Operations

For the Six Months Ended
February 28, 1998
(Expressed in United States Dollars)
Investment Income (Note 1B)
--------------------------------------------------------------------------------
Dividends (net of foreign taxes, $15,694)                   $    201,892
--------------------------------------------------------------------------------
Total income                                                $    201,892
--------------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------------
Investment adviser fee (Note 2)                             $    577,920
Administration fee (Note 2)                                      219,381
Compensation of Trustees not members of the
    Administrator's organization (Note 2)                          2,705
Custodian fee (Note 1D)                                          187,671
Legal and accounting services                                      4,908
Amortization of organization expenses (Note 1E)                    1,206
Miscellaneous                                                      1,995
--------------------------------------------------------------------------------
Total expenses                                              $    995,786
--------------------------------------------------------------------------------

Deduct --
    Reduction of custodian fee (Note 1D)                    $    185,896
--------------------------------------------------------------------------------
Total expense reductions                                    $    185,896
--------------------------------------------------------------------------------

Net expenses                                                $    809,890
--------------------------------------------------------------------------------

Net investment loss                                         $   (607,998)
--------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) on Investments
--------------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)         $  5,798,459
    Foreign currency transactions                                (90,194)
--------------------------------------------------------------------------------
Net realized gain on investment transactions                $  5,708,265
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                     $  3,685,105
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
    of investments                                          $  3,685,105
--------------------------------------------------------------------------------

Net realized and unrealized gain on investments             $  9,393,370
--------------------------------------------------------------------------------

Net increase in net assets from operations                  $  8,785,372
--------------------------------------------------------------------------------


                       See notes to financial statements

Worldwide Health Sciences Portfolio as of February 28, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets (Expressed in United States Dollars)


                               Six Months Ended
Increase (Decrease)            February 28, 1998         Year Ended
in Net Assets                  (Unaudited)               August 31, 1997
------------------------------------------------------------------------
From operations --

    Net investment loss             $   (607,998)         $   (756,950)

    Net realized gain on
        investment transactions        5,708,265             1,806,693

    Net change in unrealized
        appreciation (depreciation)
        of investments                 3,685,105            22,021,209
------------------------------------------------------------------------
Net increase in net assets
    from operations                 $  8,785,372          $ 23,070,952
------------------------------------------------------------------------
Capital transactions --
    Contributions                   $ 52,816,274          $160,659,674
    Withdrawals                      (20,250,578)          (31,113,638)
------------------------------------------------------------------------
Net increase in net assets from
    capital transactions            $ 32,565,696          $129,546,036
------------------------------------------------------------------------

Net increase in net assets          $ 41,351,068          $152,616,988
------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------
At beginning of period              $152,716,988          $    100,000
------------------------------------------------------------------------
At end of period                    $194,068,056          $152,716,988
------------------------------------------------------------------------


                       See notes to financial statements

Worldwide Health Sciences Portfolio as of February 28, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data (Expressed in United States Dollars)

                                            Six Months Ended
                                            February 28, 1998    Year Ended
                                            (Unaudited)          August 31, 1997
--------------------------------------------------------------------------------

Ratios to average daily net assets
--------------------------------------------------------------------------------
Expenses                                             1.13%+            1.25%
Expenses after custodian fee reduction               0.92%+            1.18%
Net investment loss                                 (0.69)%+          (0.81)%
Portfolio Turnover                                      9%               14%
--------------------------------------------------------------------------------
Average commission rate (per share)(1)             $ 0.0415        $ 0.0438
--------------------------------------------------------------------------------
Net assets, end of period (000's omitted)          $194,068        $152,717
--------------------------------------------------------------------------------
 +  Annualized.
(1) Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged.

                       See notes to financial statements

Worldwide Health Sciences Portfolio as of February 28, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(Expressed in United States Dollars)



1   Significant Accounting Policies
   -----------------------------------------------------------------------------
    Worldwide Health Sciences Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on March 26, 1996. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. Investment operations began on September 1, 1996, with the acquisition of securities with a value of $51,528,696, including unrealized appreciation of $9,053,201, in exchange for interest in the Portfolio by one of the Portfolio's investors. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

    A Investment Valuations -- Securities listed on a recognized stock exchange, whether U.S. or foreign, are valued at the last reported sale price on that exchange prior to the time when assets are valued or prior to the close of trading on the New York Stock exchange. In the event that there are no sales, the last available sale price will be used. If a security is traded on more than one exchange, the security is valued at the last sale price on the exchange where the stock is primarily traded. Securities for which market quotations are not readily available and other assets are valued on a consistent basis at fair value as determined in good faith by or under the supervision of the Portfolio's officers in a manner specifically authorized by the Board of Trustees.

    B Income -- Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded on the ex-dividend date or as soon thereafter as the Portfolio is informed of the dividend.

    C Federal Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio must satisfy the applicable source of income and diversification requirement, (under the Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investors' distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

    D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by the credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of operating expense on the Statement of Operations.

    E Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

    F Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

    G Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

    H Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as nonhedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains and losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

Worldwide Health Sciences Portfolio as of February 28, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

(Expressed in United States Dollars)




I   Other -- Investment transactions are accounted for on a trade date basis.

J   Interim Financial Information -- The interim financial statements relating to February 28, 1998 and for the six-month period then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments necessary for the fair presentation of the financial statements.

2 Investment Advisory Fees, Administrator's Fees and Other Transactions with Affiliates
   -----------------------------------------------------------------------------
    Pursuant to the Advisory Agreement, OrbiMed Advisors, Inc. ("OrbiMed") serves as the Investment Adviser of the Portfolio. Under this agreement OrbiMed receives a monthly fee at the annual rate of 1% of the Portfolio first $30 million in average net assets, 0.90% of the next $20 million in average net assets, and 0.75% of average net assets in excess of $50 million. The fee rate declines for net assets of $500 million and greater. In addition, effective September 1, 1997, OrbiMed's fee is subject to an upward or downward performance fee adjustment of up to 0.25% (annualized) of the average daily net assets of the Portfolio based upon the investment performance of the Portfolio compared to the Standard & Poor's Index of 500 Common Stocks over specified periods. For the six months ended February 28, 1998, the fee was equivalent to 0.66% (annualized) of the Portfolio's average daily net assets and amounted to $577,920.

    Under an Administration Agreement between the Portfolio and its Administrator, Eaton Vance Management (EVM), EVM manages and administers the affairs of the Portfolio. EVM earns a monthly fee in the amount of 1/48th of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 1998, the administration fee was 0.25% (annualized) of average net assets.

    Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are also officers or directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment

    Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustee Deferred Compensation Plan. For the six months ended February 28, 1998, no significant amounts have been deferred.

3   Investments
   -----------------------------------------------------------------------------
    Purchases and sales of investments other than U.S. Government securities and short-term obligations aggregated $57,946,664 and $15,851,514, respectively for the six months ended February 28, 1998.

4   Federal Income Tax Basis of Investments
   -----------------------------------------------------------------------------
    The cost and unrealized appreciation/depreciation in value of the investments owned at February 28, 1998, as computed on a federal income tax basis, were as follows:


     Aggregate cost                                           $169,452,997
     ---------------------------------------------------------------------------
     Gross unrealized appreciation                             $35,272,488

     Gross unrealized depreciation                              (9,566,174)
     ---------------------------------------------------------------------------

     Net unrealized appreciation                               $25,706,314
     ---------------------------------------------------------------------------


5   Risks Associated with Foreign Investments
   -----------------------------------------------------------------------------
    Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S.

Worldwide Health Sciences Portfolio as of February 28, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

(Expressed in United States Dollars)



    companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

6   Line of Credit
   -----------------------------------------------------------------------------
    The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a committed $100 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolios and funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds effective rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. At February 28, 1998, the Portfolio had a balance outstanding pursuant to this line of credit of $1,094,000. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 1998.

7   Restricted Securities
   -----------------------------------------------------------------------------
    At February 28, 1998, the Portfolio owned the following securities (representing 3.84% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                               Date of
    Description                Acquisition    Shares       Cost     Fair Value
    ----------------------------------------------------------------------------

    Preferred Stocks
    ----------------------------------------------------------------------------
    Abgenix                       12/18/97  276,923  $1,800,000   $1,800,000
    Ontogeny, Inc.                 3/13/97  600,000   1,500,000    1,500,000
    Orchid Biocomputer            12/19/97  180,180   1,999,998    1,999,998
    Tularik, Inc.                 10/14/96  200,000   2,000,000    2,000,000
    ----------------------------------------------------------------------------

                                                     $7,299,998   $7,299,998
    ----------------------------------------------------------------------------


    Warrants
    ----------------------------------------------------------------------------
    Cambridge Antibody            08/28/96   15,500     $31,000      $24,112
      Technology

    Biota Holding                 12/18/95   78,738           0      129,917
    ----------------------------------------------------------------------------

                                                        $31,000     $154,029
    ----------------------------------------------------------------------------

Eaton Vance Worldwide Health Sciences Fund as of February 28, 1998

INVESTMENT MANAGEMENT


Eaton Vance Worldwide Health Sciences Fund


                    Officers
                    James B. Hawkes
                    President and Trustee

                    M. Dozier Gardner
                    Vice President

                    William D. Burt
                    Vice President

                    Barclay Tittman
                    Vice President

                    James L. O'Connor
                    Treasurer

                    Alan R. Dynner
                    Secretary


                    Independent Trustees
                    Donald R. Dwight
                    President, Dwight Partners, Inc.

                    Samuel L. Hayes, III
                    Jacob H. Schiff Professor of Investment
                    Banking, Harvard University Graduate School of Business Administration

                    Norton H. Reamer
                    President and Director, United Asset
                    Management Corporation

                    John L. Thorndike
                    Formerly Director, Fiduciary Company Incorporated

                    Jack L. Treynor
                    Investment Adviser and Consultant


Worldwide Health Sciences Portfolio


                    Officers
                    James B. Hawkes
                    President and Trustee

                    Samuel D. Isaly
                    Vice President and
                    Portfolio Manager

                    Raymond O'Neill
                    Vice President

                    Michel Normandeau
                    Vice President

                    James L. O'Connor
                    Treasurer

                    Alan R. Dynner
                    Secretary


                    Independent Trustees
                    Donald R. Dwight
                    President, Dwight Partners, Inc.

                    Samuel L. Hayes, III
                    Jacob H. Schiff Professor of Investment
                    Banking, Harvard University Graduate School of Business Administration

                    Norton H. Reamer
                    President and Director, United Asset
                    Management Corporation

                    John L. Thorndike
                    Formerly Director, Fiduciary Company Incorporated

                    Jack L. Treynor
                    Investment Adviser and Consultant


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Sponsor and Manager of Eaton Vance Worldwide
Health Sciences Fund & Administrator of
Worldwide Health Sciences Portfolio
Eaton Vance Management
24 Federal Street
Boston, MA 02110


Advisor of Worldwide Health Sciences Portfolio
OrbiMed Advisors, Inc.
41 Madison Avenue
New York, NY 10010-2202


Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260


Custodian
Investors Bank & Trust Company
200 Clarendon Street, 16th Floor
Boston, MA 02116


Transfer Agent
First Data Invesor Services Group
Attn: Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123
(800) 262-1122






Eaton Vance Worldwide Health Sciences Fund
24 Federal Street
Boston, MA 02110



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  This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
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